Other operating expenses - Summary of other operating expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature [abstract]
Regulatory costs	€ 1,250	€ 1,265	€ 1,105
Audit and non-audit services	31	34	29
IT related expenses	818	781	812
Advertising and public relations	331	305	335
External advisory fees	310	301	418
Office expenses	273	281	320
Travel and accommodation expenses	91	52	68
Contributions and subscriptions	109	112	110
Postal charges	31	38	38
Depreciation of property and equipment	485	573	578
Amortisation of intangible assets	226	261	251
(Reversals of) impairments of property and equipment	19	26	43
(Reversals of) impairments of intangible assets	60	95	515
Addition to / (unused amounts reversed of) provision for reorganisations	170	214	149
Addition to / (unused amounts reversed of) other provisions	117	254	39
Other	726	658	532
Other operating expense	€ 5,047	€ 5,251	€ 5,341